Income Taxes - Components of (loss)/profit before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Total (loss)/profit before tax	$ 59,843	$ 7,142	$ (57,066)
PRC entities
Income Taxes
Total (loss)/profit before tax	32,088	(20,596)	(71,249)
Overseas entities
Income Taxes
Total (loss)/profit before tax	$ 27,755	$ 27,738	$ 14,183